Angel Oak Mortgage Trust 2020-5 ABS-15G

Exhibit 99.9

Rating Agency Compliance - REP-6187
Run Date - 7/22/2020 2:48:18 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Originator Name	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	Origination Date	First Payment Date	State	Zip	Original Balance	Prepayment Penalty Flag	Prepayment Terms	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	S&P Compliance Grade	Fitch Compliance Grade	Moodys Compliance Grade	DBRS Compliance Grade	Morningstar Compliance Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	Alternate Loan ID
900017687				1	Fixed	Purchase	Second Home			FL			No		1		*** (OPEN) - Lender Exception: Real Estate Commission up to 10% (max is 8% per guidelines). Mortgage Exception Approval Form (p 165) - Rating - 2;	No	RA	A	A	A	A	Yes	No	N/A	No